Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue (notes 5 and 6)	$ 7,243	$ 8,374
Costs and expenses
Cost of sales (notes 5 and 7)	5,220	5,300
General and administrative expenses (note 11)	265	248
Exploration, evaluation and project expenses (notes 5 and 8)	383	354
Impairment charges (reversals) (note 10)	900	(212)
Loss on currency translation (note 9b)	136	72
Closed mine rehabilitation (note 27b)	(13)	55
Income from equity investees (note 16)	(46)	(76)
Gain on non-hedge derivatives (note 25e)	0	(6)
Other expense (income) (note 9a)	90	(799)
Income before finance items and income taxes	308	3,438
Finance costs, net (note 14)	(545)	(691)
Loss (income) before income taxes	(237)	2,747
Income tax expense (note 12)	(1,198)	(1,231)
Net (loss) income	(1,435)	1,516
Attributable to:
Equity holders of Barrick Gold Corporation	(1,545)	1,438
Non-controlling interests (note 32)	$ 110	$ 78
Earnings (loss) per share data attributable to the equity holders of Barrick Gold Corporation (note 13)
Net income, Basic (in USD per share)	$ (1.32)	$ 1.23
Net income, Diluted (in USD per share)	$ (1.32)	$ 1.23